Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2019	2018
	$	$
Salaries and benefits	3,251	2,373
Share-based payments	466	312
Total compensation	3,717	2,685